Accounts Payable - Schedule of Accounts Payable Current and Non Current (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Schedule of Accounts Payable Current and Non Current [Abstract]
Long term account payable with BIOX	[1]	$ 2,201,070	$ 7,600,000
Total Accounts payable – Non Current		2,201,070	7,600,000
Accruals		1,489,478	1,351,057
Trade payables		1,027,591	873,534
Related parties	[1]	547,446	568,835
Transaction expenses payable		69,095	621,260
Total Accounts payable – Current		$ 3,133,610	$ 3,414,686

[1]	The details of the related parties payables are included in Related Party (see note 23)